EARNINGS PER SHARE (Tables)	0 Months Ended
Jun. 30, 2011
Earnings Per Share Tables [Abstract]
Schedule of weighted average number of shares
	Three months ended		Six months ended
	June 30,		June 30,
	2011	2010	2011	2010

	(in millions)
Net income attributable to Teva	$576	$797	$1,337	$1,510
Interest expense on convertible senior debentures and issuance costs, net of tax benefits	*	11	*	22
Net income used for the computation of diluted earnings per share	$576	$808	$1,337	$1,532
Weighted average number of shares used in the computation of basic earnings per share	892	895	895	894
Add:
Additional shares from the assumed exercise of employee stock options and unvested RSUs	3	7	3	7
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	1	19	1	20
Weighted average number of shares used in the computation of diluted earnings per share	896	921	899	921

* Less than $0.5 million.